Accounts Receivable, net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, net
Accounts Receivable, net

5. Accounts Receivable, net

Accounts receivable, net consists of the following:

	December 31,	December 31,
	2019	2020
	RMB’000	RMB’000
Accounts receivable	549,950	429,049
Less: allowance for doubtful accounts	(11,413)	(124,204)
Accounts receivable, net	538,537	304,845

Accounts receivable are non‑interest bearing and are generally on terms between 90 to 270 days. In some cases, these terms are extended for certain qualifying long‑term customers who have met specific credit requirements.

The movements in the allowance for doubtful accounts are as follows:

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Balance at beginning of the year	—	(2,070)	(11,413)
Additions	(2,070)	(9,504)	(125,563)
Write-offs	—	161	12,772
Balance at end of the year	(2,070)	(11,413)	(124,204)